UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

(a)

June 30, 2024
Semiannual Report
to Shareholders
The New Germany Fund, Inc.
Ticker Symbol: GF

Contents

The New Germany Fund, Inc.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment
Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
4
Letter to the Shareholders
9
Performance Summary
11
Schedule of Investments
16
Statement of Assets and Liabilities
17
Statement of Operations
18
Statements of Changes in Net Assets
19
Financial Highlights
21
Notes to Financial Statements
29
Report of Annual Meeting of Stockholders
30
Additional Information

The New Germany Fund, Inc.

The Fund seeks long-term capital appreciation primarily through investment in middle-
market German equities.
Investments in funds involve risks, including the loss of principal.
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market.
Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below, or above net asset value.
This Fund is diversified, but primarily focuses its investments in Germany, thereby increasing its vulnerability to developments in that country. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes and market risks. Any fund that concentrates in a particular segment of the market or in a particular geographical region will generally be more volatile than a fund that invests more broadly.
The United States, the European Union (EU), the United Kingdom, and other countries have imposed sanctions in response to the Russian military and other actions in recent years. Russia, in turn, has imposed sanctions targeting Western individuals, businesses and products. The various sanctions have adversely affected, and may continue to adversely affect, not only the Russian economy but also the economies of many countries in Europe, including Germany, and the imposition of further sanctions may materially adversely affect the value of securities in the Fund’s portffolio.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Letter to the Shareholders
(Unaudited)

The New Germany Fund, Inc.
Dear Shareholder,
For the six-month period ended June 30, 2024, the total return of the
New Germany Fund, Inc. (the “Fund”) in U.S. dollars (USD) was -7.25%
based on net asset value and -6.61% based on market price. During the same period, the total return in USD of the Fund’s blended benchmark (a custom blend of the MDAX Index, 80% weight, and the SDAX Index, 20%
weight) was -8.30%.
1
The Fund’s discount to net asset value averaged
17.63% for the period from January 1, 2024 to June 30, 2024, compared with 14.45% for the same period a year earlier.
Following a strong recovery from their lows in 2022 including a sharp rally to close 2023, German small- and mid-cap equities gave back some of their gains in the first quarter of 2024. German economic activity indicators remained subdued, with the January composite purchasing manager index (PMI) stagnating at a contractionary level (below 50).
The manufacturing PMI weakened in February and March, leaving the composite PMI in the contraction zone despite the services component inching above 50. On the positive side, energy prices dropped further in
Germany and Europe, as gas storage remained at high levels throughout the winter. This led to further declines in inflation, with March German headline inflation dropping to 2.2% year-over-year while core inflation eased slightly to 3.2%, raising the prospect of rate cuts by the European
Central Bank (ECB) in the second half of 2024.
The second quarter saw performance for German small- and mid-cap equities continue to consolidate. Economic activity indicators recovered slightly during the quarter, with the German composite PMI increasing to a level slightly above 50, indicating expansion for the first time since June
2023. The improvement was driven by a solid increase for the services
PMI, while the manufacturing PMI rose only slightly while remaining well below 50. Headline inflation in Germany stabilized in the second quarter, with a 2.2% year-over-year reading in June, while core inflation registered at 2.9% suggesting a continued easing. As expected, the declines in inflation in Germany and across Europe enabled the ECB to announce an initial 25 basis point (0.25%) rate cut in June.

The New Germany Fund, Inc.

Positive contributions to the Fund’s return relative to the benchmark for the six months were driven by stock selection. In sector terms, overweights in information technology, industrials, and communication services highlighted contributions to relative performance. Positioning in the consumer discretionary sector along with underweights in the financials and consumer staple sectors weighed most heavily on performance.
With respect to individual holdings, the Fund’s overweight in Ionos
SE proved additive, as the webhosting provider benefited from price increases and its strong market position. Overweight positions in sensor supplier Hensoldt AG and industrial service provider Bilfinger SE also contributed positively to relative performance. Hensoldt benefited from increased defense spending as countries across Europe sought to improve their military capabilities and support Ukraine, while Bilfinger displayed resilience in delivering on its turnaround targets, increasing margins and cashflows despite economic uncertainty.
On the downside, overweight positions in apparel company Hugo Boss AG and industrial and automotive supplier Stabilus SE detracted from relative performance. Hugo Boss has suffered from weakening consumer appetites and increased discounting in the fashion industry, while results for Stabilus disappointed as electric vehicle manufacturers reduced their orders given sluggish consumer demand.
Sector Diversification
(As a % of Equity Securities) 6/30/24 12/31/23
Industrials 33% 29%
Communication Services 13% 12%
Information Technology 12% 13%
Consumer Discretionary 11% 11%
Materials 9% 10%
Health Care 9% 9%
Real Estate 5% 5%
Financials 4% 4%
Consumer Staples 4% 5%
Utilities – 2%
Energy – 0%
100% 100%

The New Germany Fund, Inc.
A lack of exposure to biotechnology company Morphosys* also weighed on performance as the company received a takeover offer from pharmaceutical company Novartis AG, leading to a jump in its stock price.
Market Outlook
The German equity market had a strong 2023, capped by a year-end rally as declining inflation supported sentiment despite muted economic activity. While the first half of 2024 saw a downward consolidation in
German small- and mid-cap equities, economic indicators in Germany improved slightly in the second quarter while core inflation continued to gradually ease. Assuming that still somewhat “sticky” core inflation does not pick up again, further ECB rate cuts are to be expected over the next
12 months, which should support the economy as well as equity market valuations.
That said, some form of “Goldilocks” economy featuring both falling interest rates and strong growth is not our base case scenario for
Germany. We continue to expect only a modest recovery for the German economy in 2024 after last year’s mild recession. Much will depend on the
Ten Largest Equity Holdings at June 30, 2024
(32.4% of Net Assets) Percent
1 . Scout24 SE 4.7%
2 . Redcare Pharmacy NV 3.6%
3 . Knorr-Bremse AG 3.5%
4 . Talanx AG 3.3%
5 . LEG Immobilien SE 3.3%
6 . Krones AG 3.0%
7 . Bilfinger SE 2.9%
8 . Gerresheimer AG 2.8%
9 . Hensoldt AG 2.7%
10 . Puma SE 2.6%
Portfolio holdings and characteristics are subject to change and not indicative of future portfolio composition.
For more details about the Fund’s investments, see the Schedule of Investments commencing on page 11. For additional information about the Fund, including performance, dividends, presentations, press releases, market updates, daily NAV and shareholder reports, please visit dws.com.

The New Germany Fund, Inc.

extent of any slowdown in the U.S. economy as well as progress with the economic recovery in China. Geopolitical risks persist, largely due to the potential for further escalation of conflicts in the Middle East and Ukraine.
On the positive side, energy prices have fallen steeply in 2024 to-date and are now even more distant from their 2022 peaks, with European gas storage sites still well filled after the heating season. Additionally, easing inflation coupled with wage increases may boost consumer sentiment as the year progresses. Finally, German equity market valuations are not excessive and the small- and mid-cap indices are still trading well below their historical highs.
Against this backdrop, we believe a portfolio balanced between relatively defensive growth stocks with attractive valuations and high-quality cyclicals remains appropriate. The Fund is overweight the communication services sector which features companies with business models that are relatively resilient to economic downturns and often offer attractive cash flows. On the more cyclical side, the Fund is overweight the industrials sector, focusing on companies which should be able to outgrow the broader economy due to strong competitive positioning or secular growth trends such as industrial re-shoring or automatization.
Across sectors and the Fund’s investment universe, we are emphasizing high-quality management, strong pricing power, and companies benefiting from secular trends. Pricing power is usually driven by a company’s leading market position and is essential to protecting margins and earnings quality.
Secular trends can allow companies to grow revenues even in times of lower economic growth and declining inflation rates.
In closing, we very much regret to report the recent passing of Walter C.
Dostmann, who served as a Director of the Fund since 2015. He made valuable contributions to the success of the Fund through his wise counsel as a Director and service on committees of the Board, including as
Chairman of the Audit and Advisory Committees.

The New Germany Fund, Inc.
Sincerely,
The views expressed in the preceding discussion reflect those of the portfolio management team generally through the end of the period of the report as stated
on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as recommendations.
Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk, including geopolitical and other risks.
1
The MDAX is a total-return index of 50 mid-cap issues that rank below the DAX. The SDAX is a total-return index that tracks 70 German companies from all industries that rank directly below the MDAX equities in terms of market capitalization and exchange turnover. The DAX is a total-
return index of 40 selected German blue chip stocks traded on the Frankfurt exchange. Index returns do not reflect any fees or expenses and it is not possible to invest directly in the blended index consisting of 80% MDAX / 20% SDAX .
* Not held at June 30, 2024.
Leon Cappel
Portfolio Manager
Hepsen Uzcan
Interested Director, President
and Chief Executive Officer

Performance Summary
June 30, 2024 (Unaudited)
The New Germany Fund, Inc.

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and net asset value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the most recent performance of the Fund.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Growth of an Assumed $10,000 Investment
Yearly periods ended June 30
The growth of $10,000 is cumulative.
Average Annual Total Returns
as of 6/30/24
6-Month
‡
1-Year 5-Year 10-Year
Net Asset Value
(a)
(7.25)% (5.84)% 2.01% 5.43%
Market Price
(a)
(6.61)% (8.50)% 0.75% 4.61%
Blended index: 80% German Mid Cap
Index (MDAX) / 20% German Small Cap
Index (SDAX)
(b)
(8.30)% (7.56)% (0.54)% 2.16%

The New Germany Fund, Inc.
a
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of income and capital gain distributions, if any, at market prices pursuant to the dividend reinvestment plan.
Total returns based on net asset value and market price will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Expenses of the Fund include investment advisory and administration fees and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended June 30, 2024 was 1.40%.
b
The MDAX is a total-return index of 50 mid-cap issues that rank below the DAX. The
SDAX is a total-return index that tracks 70 German companies from all industries that rank directly below the MDAX equities in terms of market capitalization and exchange turnover. The DAX is a total-return index of 40 selected German blue chip stocks traded on the Frankfurt exchange. As noted in the “Change to the Fund’s Benchmark
Index” section of the Letter to Shareholders in this report, effective September 2021 the 10 components of the MDAX Index having the largest market capitalizations transferred to the DAX Index, resulting in the MDAX Index having 50 components and the DAX Index having 40 components.
Index returns do not reflect any fees or expenses and it is not possible to invest directly in the blended index consisting of 80% MDAX / 20% SDAX.
‡
Total returns shown for periods less than one year are not annualized.
Net Asset Value and Market Price
As of 6/30/24 As of 12/31/23
Net Asset Value
$
9.86
$
10.66
Market Price
$
8.14
$
8.74
Prices and Net Asset Value fluctuate and are not guaranteed.
Distribution Information
Per Share
Six Months as of 6/30/24:
Income Distribution
$
0.02
Distributions are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Schedule of Investments
as of June 30, 2024 (Unaudited)
The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Shares Value ($)
Germany 93.5%
Common Stocks 89.5%
Aerospace & Defense 2.7%
Hensoldt AG 119,000 4,378,642
Chemicals 5.5%
Covestro AG 144A* 34,465 2,023,723
Evonik Industries AG 140,000 2,857,690
K+S AG (Registered)
†
50,000 673,706
LANXESS AG 47,500 1,169,596
Wacker Chemie AG 18,608 2,029,736
8,754,451
Commercial Services & Supplies 2.9%
Bilfinger SE 87,157 4,585,386
Consumer Staples Distribution & Retail 0.4%
HelloFresh SE*
†
145,000 702,261
Diversified Telecommunication Services 1.5%
United Internet AG (Registered) 109,992 2,371,271
Electrical Equipment 0.5%
Nordex SE*
†
64,000 784,509
Electronic Equipment, Instruments & Components 0.7%
Jenoptik AG 40,000 1,158,077
Entertainment 2.5%
CTS Eventim AG & Co. KGaA 49,000 4,090,023
Financial Services 1.2%
GRENKE AG 85,894 1,900,531
Ground Transportation 0.7%
Sixt SE 15,000 1,064,803
Health Care Equipment & Supplies 3.1%
Carl Zeiss Meditec AG 46,342 3,259,880
Eckert & Ziegler SE 37,000 1,818,143
5,078,023
Health Care Providers & Services 2.1%
Fresenius Medical Care AG 90,000 3,448,516
Hotels, Restaurants & Leisure 4.1%
Delivery Hero SE ''A'' 144A* 113,662 2,697,623
TUI AG* 537,000 3,799,912
6,497,535
Insurance 3.3%
Talanx AG 67,000 5,351,982

The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Shares Value ($)
Interactive Media & Services 4.7%
Scout24 SE 144A 99,000 7,552,789
IT Services 5.4%
Bechtle AG 73,000 3,436,965
GFT Technologies SE 42,000 1,122,825
Ionos SE* 154,000 4,191,279
8,751,069
Life Sciences Tools & Services 3.3%
Evotec SE*
†
81,130 780,204
Gerresheimer AG 42,000 4,513,801
5,294,005
Machinery 18.1%
Deutz AG 542,032 3,502,147
Duerr AG 72,277 1,533,407
GEA Group AG 98,000 4,084,772
KION Group AG 60,000 2,513,096
Knorr-Bremse AG 74,000 5,653,448
Krones AG 38,000 4,772,033
RENK Group AG 79,828 2,161,915
Stabilus SE 58,146 2,663,472
Vossloh AG 44,000 2,206,433
29,090,723
Media 2.3%
Stroeer SE & Co. KGaA 57,000 3,655,369
Metals & Mining 1.5%
Aurubis AG 15,700 1,232,252
thyssenkrupp AG 278,000 1,202,827
2,435,079
Passenger Airlines 2.5%
Deutsche Lufthansa AG (Registered) 664,089 4,063,073
Pharmaceuticals 0.3%
Dermapharm Holding SE 12,400 478,318
Professional Services 0.9%
Amadeus Fire AG 12,300 1,399,658
Real Estate Management & Development 5.0%
LEG Immobilien SE 64,000 5,229,606
PATRIZIA SE 52,822 402,983
TAG Immobilien AG* 161,809 2,370,082
8,002,671

The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Shares Value ($)
Semiconductors & Semiconductor Equipment 3.3%
AIXTRON SE
†
79,000 1,552,030
Elmos Semiconductor SE 30,831 2,513,995
Siltronic AG
†
15,000 1,163,649
5,229,674
Software 2.3%
Nemetschek SE 25,900 2,549,007
TeamViewer SE 144A* 97,908 1,098,916
3,647,923
Specialty Retail 1.6%
Fielmann Group AG 55,000 2,528,204
Textiles, Apparel & Luxury Goods 5.0%
HUGO BOSS AG
†
86,000 3,849,064
Puma SE 92,000 4,226,039
8,075,103
Transportation Infrastructure 0.6%
Fraport AG Frankfurt Airport Services Worldwide* 20,000 1,032,926
Wireless Telecommunication Services 1.5%
1&1 AG 19,578 334,386
Freenet AG 78,000 2,072,710
2,407,096
Total Common Stocks (Cost $150,359,617) 143,809,690
Preferred Stocks 4.0%
Chemicals 1.6%
FUCHS SE
†
57,000 2,606,702
Machinery 2.4%
Jungheinrich AG 116,000 3,823,284
Total Preferred Stocks (Cost $4,827,173) 6,429,986
Total Germany (Cost $155,186,790) 150,239,676
Netherlands 3.5%
Common Stocks
Consumer Staples Distribution & Retail 3.5%
Redcare Pharmacy NV 144A*
†
(Cost $4,490,865) 47,000
5,741,097
Luxembourg 1.9%
Common Stocks
Commercial Services & Supplies 1.3%
Befesa SA 144A 60,238 2,004,768

The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Shares Value ($)
Media 0.6%
RTL Group SA
†
33,000 1,004,210
Total Luxembourg (Cost $4,872,382) 3,008,978
Securities Lending Collateral 8.5%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 5.24%
(Cost $13,702,210) (a) (b) 13,702,210 13,702,210
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36%
(Cost $1,586,614) (b) 1,586,614 1,586,614
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $179,838,861) 108.4 174,278,575
Other Assets and Liabilities, Net
(8.4) (13,565,218)
Net Assets
100.0 160,713,357
A summary of the Fund’s transactions with affiliated investments during the period ended
June 30, 2024 are as follows:
Net
Change
Value ($) at
12/31/2023
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci-
ation/
(Depreci-
ation)
($)
Income
($)
Capital
Gain
Distri-
butions
($)
Number
of Shares
at
6/30/2024
Value ($)
at
6/30/2024
Securities Lending Collateral 8.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'',
5.24% (a) (b)
5,067,060 8,635,150 (c) – – – 6,174 – 13,702,210 13,702,210
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36% (b)
527,370 16,033,857 14,974,613 – – 22,005 – 1,586,614 1,586,614
5,594,430 24,669,007 14,974,613 – – 28,179 – 15,288,824 15,288,824

The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Securities are listed in the country of domicile. For purposes of the Fund’s investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund’s Statement of Investment Objectives,
Policies and Investment Restrictions.
(d) See Schedule of Investments for additional detailed categorizations .
* Non-income producing security.
†
All or a portion of these securities were on loan. The value of all securities loaned at
June 30, 2024 amounted to $12,945,002, which is 8.1% of net assets.
(a) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to
Financial Statements.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (d)
Germany $ 150,239,676 $ — $ — $ 150,239,676
Netherlands 5,741,097 — — 5,741,097
Luxembourg 3,008,978 — — 3,008,978
Short-Term Instruments (d) 15,288,824 — — 15,288,824
Total $ 174,278,575 $ — $ — $ 174,278,575

Statement of Assets and Liabilities
The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
*   Represents collateral on securities loaned.
as of June 30, 2024 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $164,550,037) —
including $12,945,002 of securities loaned $ 158,989,751
Investment in DWS Central Cash Management Government Fund
(cost $1,586,614) 1,586,614
Investment in DWS Government & Agency Securities Portfolio
(cost $13,702,210)
*
13,702,210
Foreign currency, at value (cost $285,826) 285,826
Receivable for investments sold 390,975
Dividends receivable 74,243
Foreign taxes recoverable 554,841
Interest receivable 4,408
Other assets 63,943
Total assets 175,652,811
Liabilities
Payable upon return of securities loaned 13,702,210
Payable for investments purchased 836,396
Investment advisory fee payable 95,560
Payable for Directors' fees and expenses 71,774
Payable for Fund shares repurchased 28,560
Administration fee payable 27,755
Accrued expenses and other liabilities 177,199
Total liabilities 14,939,454
Net assets $ 160,713,357
Net Assets Consist of
Distributable earnings (loss) (30,018,358)
Paid-in capital 190,731,715
Net assets $ 160,713,357
Net Asset Value
Net assets value per share
($160,713,357 ÷ 16,301,280 shares of common stock issued and outstanding, $.001 par value, 80,000,000 shares authorized) $ 9.86

Statement of Operations
The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

for the six months ended June 30, 2024 (Unaudited)
Net Investment Income
Income:
Dividends (net of foreign withholding taxes of $511,472) $ 3,025,434
Income distributions — DWS Central Cash Management Government
Fund 22,005
Securities lending income, net of borrower rebates 6,174
Total investment income 3,053,613
Expenses:
Investment advisory fee 583,914
Administration fee 169,775
Custody and accounting fee 57,925
Services to shareholders 6,897
Reports to shareholders and shareholder meeting expenses 24,919
Directors' fees and expenses 119,573
Legal fees 129,786
Audit and tax fees 33,670
NYSE listing fee 16,785
Insurance 26,338
Miscellaneous 13,817
Net expenses 1,183,399
Net investment income 1,870,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (742,911)
Foreign currency 23,372
Net realized gain (loss) (719,539)
Change in net unrealized appreciation (depreciation) on:
Investments (14,814,519)
Foreign currency (11,781)
Change in net unrealized appreciation (depreciation) (14,826,300)
Net gain (loss) (15,545,839)
Net increase (decrease) in net assets resulting from operations $ (13,675,625)

Statements of Changes in Net Assets
The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Increase (Decrease) in Net Assets
Six Months
Ended
June 30, 2024
(Unaudited)
Year Ended
December 31,
2023
Operations:
Net investment income (loss)   $ 1,870,214   $ 1,144,920
Net realized gain (loss) (719,539) (15,786,924)
Change in net unrealized appreciation (depreciation) (14,826,300) 38,672,368
Net increase (decrease) in net assets resulting from
operations (13,675,625) 24,030,364
Distributions to shareholders (391,453) (1,183,647)
Fund share transactions:
Shares repurchased (4,007,388) (5,414,200)
Net increase (decrease) in net assets from Fund share
transactions (4,007,388) (5,414,200)
Total increase (decrease) in net assets (18,074,466) 17,432,517
Net assets at beginning of period 178,787,823 161,355,306
Net assets at end of period   $ 160,713,357   $ 178,787,823
Other Information
Shares outstanding at beginning of period 16,773,780 17,391,480
Shares repurchased (472,500) (617,700)
Shares outstanding at end of period 16,301,280 16,773,780

Financial Highlights
The accompanying notes are an integral part of the financial statements.
The New Germany Fund, Inc.

Six Months
Ended 6/30/24 Years Ended December 31,
(Unaudited)   2023 2022 2021 2020 2019
Per Share Operating Performance
Net asset value, beginning of
period
$
10.66
$
9.28
$
16.58
$
21.87
$
17.97
$
13.53
Income (loss) from investment operations:
Net investment income
(loss)
a
.11 .07 .05 (.04) (.03) .14
Net realized and unrealized
gain (loss) on investments
and foreign currency (.94) 1.32 (6.4 5 ) .62 6.31 4.85
Total from investment
operations (.83) 1.39 (6. 40 ) .58 6.28 4.99
Less distributions from:
Net investment income (.02) (.07) (.04) (.08) ( .00 )
***
(.15)
Net realized gains – – (.73) (5.77) (2.46) (.37)
Total distributions (.02) (.07) (.77) (5.85) (2.46) (.52)
Dilution in net asset value from
dividend reinvestment – – (.1 5 ) (.11) (.02) (.11)
Increase resulting from share
repurchases .05 .06 .02 .09 .10 .08
Net asset value, end of period
$
9.86
$
10.66
$
9.28
$
16.58
$
21.87
$
17.97
Market value, end of period
$
8.14
$
8.74
$
7.89
$
14.81
$
19.03
$
15.68
Total Investment Return for the Period
b
Based upon market value (%) (6.61)
**
11.6 9 (42.0 6 ) 11 . 89 3 7 . 46 38.75
Based upon net asset value (%) (7.25)
**
15.8 2 (39. 13 ) 8 . 99 3 7 . 84 37.51

Financial Highlights (continued)
The accompanying notes are an integral part of the financial statements.

The New Germany Fund, Inc.
Six Months
Ended 6/30/24 Years Ended December 31,
(Unaudited)   2023 2022 2021 2020 2019
Ratios to Average Net Assets
Total expenses (%) 1.40
*
1.37 1.40 1.11 1.11 1.16
Net investment income (loss)
(%) 1.10
**
.65 .49 (.16) (.15) .87
Portfolio turnover (%) 17
**
46 55 49 57 36
Net assets at end of period
($ thousands) 160,713 178,788 161,355 257,446 337,610 285,176
a
Based on average shares outstanding during the period.
b
Total investment return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of dividend and capital gain distributions, if any, at market prices pursuant to the dividend reinvestment plan. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
*
Annualized.
**
Not annualized.
***
Amount is less than $.005 per share.

The New Germany Fund, Inc.

Notes to Financial Statements
(Unaudited)
A. Accounting Policies
The New Germany Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”) and was incorporated in Maryland on January 16, 1990 as a non-diversified, closed-
end management investment company. The Fund commenced investment operations on January 30, 1990. The Fund became a diversified fund on
October 26, 2007.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation.
The Fund calculates its net asset value (“NAV”) per
share for publication at the close of regular trading on Deutsche Börse
XETRA, normally at 11:30 a.m., New York time.
The Fund’s Board has designated DWS International GmbH (the “Advisor”)
as the valuation designee for the Fund pursuant to Rule 2a-5 under the
1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”)
typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level
1 includes quoted prices in active markets for identical securities. Level
2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade prior to the time of valuation. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if

The New Germany Fund, Inc.
a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued and traded at their NAV each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and, with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.
Securities Transactions and Investment Income.
Investment transactions
are accounted for on a trade date plus one basis for daily NAV calculation.
However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) for investments.
Securities Lending.
National Financial Services LLC (Fidelity Agency
Lending), as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement.
During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid,

The New Germany Fund, Inc.

unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30,
2024, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency
Securities Portfolio, managed by DWS Investment Management Americas,
Inc. DWS Investment Management Americas, Inc. receives a management/
administration fee (0.13% annualized effective rate as of June 30, 2024)
on the cash collateral invested in DWS Government & Agency Securities
Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Foreign Currency Translation.
The books and records of the Fund are
maintained in United States dollars.
Remaining Contractual Maturity of the Agreements as of June 30, 2024
Overnight
and
Continuous <30 days
Between 30
& 90 days >90 days
Total
Securities Lending Transactions
Common Stocks
$
11,933,318
$
—
$
— $ — $
11,933,318
Preferred Stocks 1,768,892 — — —
1,768,892
Total Borrowings
$
13,702,210
$
—
$
— $ — $
13,702,210
Gross amount of recognized liabilities for securities lending transactions: $
13,702,210

The New Germany Fund, Inc.
Assets and liabilities denominated in foreign currency are translated into United States dollars at the prevailing exchange rates at period end.
Purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
At June 30, 2024, the exchange rate was EUR €1.00 to USD $1.07.
Contingencies.
In the normal course of business, the Fund may enter into
contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the
Fund expects the risk of loss to be remote.
Taxes.
The Fund’s policy is to comply with the requirements of the Internal
Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2023, the Fund had a net tax basis capital loss carryforward of approximately $23,956,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses
($8,615,000) and long-term losses ($15,341,000).
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $181,319,926. The net unrealized depreciation for all investments based on tax cost was $7,041,351. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $22,129,843 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $29,171,194.

The New Germany Fund, Inc.

The Fund has reviewed the tax positions for the open tax years as of
December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
Dividends and Distributions to Shareholders.
The Fund records dividends
and distributions to its shareholders on the ex-dividend date. The timing and character of certain income and capital gain distributions are determined annually in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital share repurchases as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the NAV of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
B. Investment Advisory and Administration Agreements
The Fund is party to an Investment Advisory Agreement with DWS
International GmbH (“DWSI”). The Fund also has an Administration
Agreement with DWS Investment Management Americas, Inc. (“DIMA”).
DWSI and DIMA are affiliated companies.
Under the Investment Advisory Agreement with DWSI, DWSI directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. DWSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The Investment Advisory Agreement provides DWSI with a fee, computed weekly and payable monthly, at the annual rate of 0.75% of the Fund’s average weekly net assets up to and including $100 million, 0.60% of such assets in excess of $100 million and up to and including $500 million, and
0.55% of such assets in excess of $500 million.
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Advisory Agreement was equivalent to an annualized rate of 0.69% of the Fund’s average weekly net assets.
Under the Administration Agreement with DIMA, DIMA provides certain fund administration services to the Fund. The Administration Agreement

The New Germany Fund, Inc.
provides DIMA with an annual fee, computed weekly and payable monthly, of 0.20% of the Fund’s average weekly net assets.
C. Transactions with Affiliates
DWS Service Company (“DSC”), an affiliate of DIMA, is the transfer agent, dividend-paying agent and shareholder service agent of the
Fund. Pursuant to a sub-transfer agency agreement between DSC and
SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent and dividend-paying agent functions to SS&C. DSC compensates SS&C out of the fee it receives from the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DSC included in the Statement of
Operations under “Services to shareholders” aggregated $5,986, of which
$986 is unpaid.
Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders and shareholder meeting expenses” aggregated $4,478, of which $4,455 is unpaid.
Deutsche Bank AG, the majority shareholder in the DWS Group, and its affiliates may receive brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund, that the
Board determined were effected in compliance with the Fund’s Rule 17e-1 procedures. For the six months ended June 30, 2024, Deutsche Bank did not receive brokerage commissions from the Fund.
Certain Officers of the Fund are also officers of DIMA.
The Fund pays each Director who is not an “interested person” of DIMA or DWS International GmbH retainer fees plus specified amounts for attended board and committee meetings.
The Fund may invest cash balances in DWS Central Cash Management
Government Fund, which is managed by DIMA. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management
Government Fund. DWS Central Cash Management Government Fund
does not pay DIMA an investment management fee. DWS Central Cash
Management Government Fund seeks maximum current income to the extent consistent with stability of principal.
D. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2024 were $25,027,201 and $29,869,854, respectively.

The New Germany Fund, Inc.

E. Capital
During the six months ended June 30, 2024 and the year ended December
31, 2023, the Fund purchased 472,500 and 617,700 of its shares of common stock on the open market at a total cost of $4,007,388 and
$5,414,200 ($8.48 and $8.77 average per share), respectively. The average discount of these purchased shares, comparing the purchase price to the NAV per share at the time of purchase, was 17.27% and 15.39%, respectively.
There were no reinvestments during the period ended June 30, 2024 and the year ended December 31, 2023.
F. Share Repurchases
On July 29, 2022, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 1,756,928 shares during the period from
August 1, 2022 through July 31, 2023. The Fund repurchased 487,600 shares between August 1, 2022 and July 31, 2023. On July 28, 2023, the
Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to
1,710,430 shares during the period from August 1, 2023 through July 31,
2024. The Fund repurchased 757,300 shares between August 1, 2023 and
June 30, 2024. On July 25, 2024, the Fund announced that the Board of
Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through July 31, 2025.
Repurchases will be made when the Fund’s shares trade at a discount to net asset value (“NAV”) and such purchases are deemed to be in the best interests of the Fund. The amount and timing of the repurchases will be at the discretion of DIMA, the Funds’ administrator, and subject to market conditions and investment considerations. There can be no assurance that the Fund’s repurchases will reduce the spread between the market price of the Fund’s shares referred to below and its NAV per share.
Monthly updates concerning the Fund’s repurchase program are available on its Web site at dws.com .
G. Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2024, there were four

The New Germany Fund, Inc.
shareholders that held approximately 14%, 12%, 10% and 6% respectively, of the outstanding shares of the Fund.

Report of Annual Meeting
of Stockholders
(Unaudited)
The New Germany Fund, Inc.

The Annual Meeting of Stockholders (the “Meeting”) of The New Germany
Fund, Inc. was called to order on June 27, 2024. At the close of business on May 2, 2024, the record date for the determination of stockholders entitled to vote at the Meeting, there were issued and outstanding
16,390,179 shares of the Fund’s common stock, each share being entitled to one vote, constituting all of the Fund’s outstanding voting securities.
At the Meeting, the holders of 13,287,721 shares of the Fund’s common stock were represented in person or by proxy, constituting a quorum. At the Meeting, the following matters were voted upon by the stockholders.
The resulting votes are presented below:
1. To elect two (2) Class III Directors, each to serve for a term of three years and until his or her successor is elected and qualifies.
2. To elect one (1) Class I Director to serve for a term of one year and until her successor is elected and qualifies.
The other Directors of the Fund whose terms continued after the Meeting are Dr. Holger Hatje, Mr. Bernhard Koepp and Mr. Christian M. Zügel.
3. To ratify the appointment by the Audit Committee and the Board of
Directors of Ernst & Young LLP, an independent public accounting firm, as independent auditors for the fiscal year ending December 31, 2024.
Number of Votes
For Withheld
Dr. Wolfgang Leoni 12,134,448 1,153,273
Ms. Hepsen Uzcan 10,985,489 2,302,232
Number of Votes
For Withheld
Ms. Fiona Flannery 9,983,865 3,303,856
Number of Votes
For Against Abstain
12,233,976 577,388 476,357

Additional Information

The New Germany Fund, Inc.
Automated
Information Lines
DWS Closed-End Fund Info Line
(800) 349-4281
Web Site dws.com
Obtain fact sheets, financial reports, press releases and webcasts when available.
Written
Correspondence
DWS
Attn: Secretary of the DWS Funds
100 Summer Street
Boston, MA 02110
Legal Counsel Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004
Dividend
Reinvestment
Plan Agent
SS&C GIDS, Inc.
333 W. 11th Street, 5th Floor
Kansas City, MO 64105
Shareholder
Service Agent and
Transfer Agent
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 437-6269
Custodian Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110
Independent
Registered Public
Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Proxy Voting A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available on our Web site — dws.com/en-us/resources/proxy-voting or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at
(800) 437-6269.

The New Germany Fund, Inc.

Portfolio Holdings Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund's Form N-PORT and will be available on the SEC's Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Investment
Management
DWS International GmbH, which is part of DWS Group, is the
investment advisor for the Fund. DWS International GmbH provides a full range of investment advisory services to both institutional and retail clients. DWS International GmbH is a direct, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Open Market
Purchases by
the Fund
Notice is hereby given in accordance with Section 23(c) of the
Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.
Voluntary Cash
Purchase Program
and Dividend
Reinvestment Plan
The Fund offers shareholders a Voluntary Cash Purchase Program and Dividend Reinvestment Plan (“Plan”) which provides for
optional cash purchases and for the automatic reinvestment of dividends and distributions payable by the Fund in additional Fund shares. Plan participants may invest as little as $100 in any month and may invest up to $36,000 annually. The Plan allows current shareholders who are not already participants in the Plan and first time investors to enroll in the Plan by making an initial cash deposit of at least $250 with the plan agent. Share purchases are combined to receive a beneficial brokerage fee. A brochure is available by writing or telephoning the transfer agent:
DWS Service Company
P.O. Box 219066
Kansas City, MO 64105
Tel.: 1-800-437-6269
NYSE Symbol GF
Nasdaq Symbol XGFNX
CUSIP Number 644465106

Notes

Notes

Notes

There are three closed-end funds investing in European equities advised and administered by wholly owned subsidiaries of the DWS
Group:
The Central and Eastern Europe Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Central and Eastern Europe (with normally at least 80% in securities of issuers domiciled in countries in Central and Eastern Europe).
The European Equity Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Europe (with normally at least 80% in securities of issuers domiciled in Europe).
The New Germany Fund, Inc. — investing primarily in equity or equity-linked securities of middle market German companies with up to 20% in other Western European companies (with no more
than 15% in any single country).
Please consult your broker for advice on any of the above or call
1-800-437-6269 for shareholder reports.

875 Third Avenue
New York, NY 10022
NGF-3
R-028304-13 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

January 1 through January 31	112,500	$ 8.45	112,500	1,313,130
February 1 through February 29	77,200	$ 8.41	77,200	1,235,930
March 1 through March 31	80,300	$ 8.57	80,300	1,155,630
April 1 through April 30	112,500	$ 8.55	112,500	1,043,130
May 1 through May 31	17,000	$ 8.64	17,000	1,026,130
June 1 through June 30	73,000	$ 8.38	73,000	953,130

Total	472,500	$ 8.48	472,500

On July 28, 2023, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 1,710,430 shares during the period from August 1, 2023 through July 31, 2024. The Fund repurchased 757,300 shares between August 1, 2023 and June 30, 2024.

On July 25, 2024, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through July 31, 2025.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board. The Nominating and Governance Committee will consider nominee candidates properly submitted by stockholders in accordance with applicable law, the Fund's Articles of Incorporation or By-laws, resolutions of the Board and the qualifications and procedures set forth in the Nominating and Governance Committee Charter and this proxy statement. The Nominating and Governance Committee's Charter requires that a stockholder or group of stockholders seeking to submit a nominee candidate (i) must have beneficially owned at least 5% of the Fund's common stock for at least two years, (ii) may submit only one nominee candidate for any particular meeting of stockholders, and (iii) may submit a nominee candidate for only an annual meeting or other meeting of stockholders at which directors will be elected. The stockholder or group of stockholders must provide notice of the proposed nominee pursuant to the requirements found in the Fund's By-laws. Generally, this notice must be received not less than 90 days nor more than 120 days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting. Such notice shall include the specific information required by the Fund's By-laws. The Nominating and Governance Committee will evaluate nominee candidates properly submitted by stockholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024